Acquisition of ACP Advanced Circuit Pursuit AG (Details) - ACP Advanced Circuit Pursuit AG (ACP) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 16, 2025	Jul. 30, 2025	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Fixed consideration transferred, acquisition-date fair value	$ 3,084
Portion of consideration paid (received) consisting of cash and cash equivalents	2,709		$ 2,709
Consideration Paid In Escrow		$ 375
Contingent consideration recognised as of acquisition date	566			$ 984
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				325
Revenue of acquiree since acquisition date				6,952
Profit (loss) of acquiree since acquisition date				$ (3,132)
China and Hong-Kong
Disclosure of detailed information about business combination [line items]
Expense of restructuring activities	$ 350